JOHN HANCOCK

                                   GROWTH AND
                                   INCOME FUNDS

                                   [John Hancock's graphic logo. A circle, diamond, triangle and a cube]

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PROSPECTUS                              GROWTH AND INCOME FUND
AUGUST 30, 1996*
                                        INDEPENDENCE EQUITY FUND

                                        SOVEREIGN BALANCED FUND

                                        SOVEREIGN INVESTORS FUND

                                        SPECIAL VALUE FUND

                                        UTILITIES FUND

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:

 - are not bank deposits
 - are not federally insured
 - are not endorsed by any bank or government agency
 - are not guaranteed to achieve their goal(s)

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

* January 1, 1997 for Growth and Income Fund. December 2, 1996 for Sovereign Investors Fund and Sovereign Balanced Fund.




[John Hancock's graphic logo. A circle, diamond, triangle and a cube] JOHN HANCOCK FUNDS
A GLOBAL INVESTMENT MANAGEMENT FIRM

101 Huntington Avenue, Boston,
Massachusetts 02199-7603

CONTENTS
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A fund-by-fund look at goals,          GROWTH AND INCOME FUND                 4
strategies, risks, expenses and
financial history.                     INDEPENDENCE EQUITY FUND               6

                                       SOVEREIGN BALANCED FUND                8

                                       SOVEREIGN INVESTORS FUND              10

                                       SPECIAL VALUE FUND                    12

                                       UTILITIES FUND                        14



Policies and instructions for          YOUR ACCOUNT
opening, maintaining and closing
an account in any growth and           CHOOSING A SHARE CLASS                16
income fund.
                                       HOW SALES CHARGES ARE CALCULATED      16

                                       SALES CHARGE REDUCTIONS AND WAIVERS   17

                                       OPENING AN ACCOUNT                    17

                                       BUYING SHARES                         18

                                       SELLING SHARES                        19

                                       TRANSACTION POLICIES                  21

                                       DIVIDENDS AND ACCOUNT POLICIES        21

                                       ADDITIONAL INVESTOR SERVICES          22


Details that apply to the growth       FUND DETAILS
and income funds as a group.
                                       BUSINESS STRUCTURE                    23

                                       SALES COMPENSATION                    24

                                       MORE ABOUT RISK                       26


                                       FOR MORE INFORMATION          BACK COVER

OVERVIEW
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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[A graphic image of a bullseye with an arrow in the middle of it.] GOAL AND STRATEGY The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[A graphic image of a black folder that contains a couple sheets of paper.] PORTFOLIO SECURITIES The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[A graphic image of a line chart with a single line that depicts some peaks and valleys.] RISK FACTORS The major risk factors associated with the fund.

[A graphic image of a generic person.] PORTFOLIO MANAGEMENT The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[A graphic image of a percent symbol.] EXPENSES The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[A graphic image of a dollar sign.] FINANCIAL HIGHLIGHTS A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.



GOAL OF THE GROWTH AND INCOME FUNDS

John Hancock growth and income funds invest for varying combinations of income and capital appreciation. Each fund has its own emphasis with regard to income, growth and total return, and has its own strategy and risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

- are looking for a more conservative alternative to exclusively growth-oriented funds
- need an investment to form the core of a portfolio
- seek above-average total return over the long term
- are retired or nearing retirement

Growth and income funds may NOT be appropriate if you:

- are investing for maximum return over a long time horizon
- require a high degree of stability of your principal

THE MANAGEMENT FIRM

All John Hancock growth and income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.

GROWTH AND INCOME FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST                   TICKER SYMBOL CLASS A: TAGRX    CLASS B: TSGWX
---------------------------------------------------------------------------------------------------------------


GOAL AND STRATEGY

[A graphic image of a bullseye with an arrow in the middle of it.] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund invests in a diversified portfolio of stocks, bonds and money market instruments. Although the fund may concentrate in any of these securities, under normal circumstances it invests primarily in stocks. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[A graphic image of a black folder that contains a couple sheets of paper.] The fund may invest in most types of securities, including:

-  common and preferred stocks, warrants and convertible securities

- U.S. Government and agency debt securities, including mortgage-backed securities

-  corporate bonds, notes and other debt securities of any maturity

The fund favors stocks that have paid dividends in the past 12 months and show potential for a dividend increase. The fund invests no more than 5% of assets in junk bonds (bonds rated lower than BBB/Baa and their unrated equivalents), but does not invest in bonds rated lower than B.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions); however, foreign securities typically have not exceeded 5% of assets. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[A graphic image of a line chart with a single line that depicts some peaks and valleys.] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements.

To the extent that it invests in certain securities, the fund may be affected by additional risks:

-  foreign securities: currency, information, natural event and political risks

-  mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Before you invest, please read "More about risk" carefully.

PORTFOLIO MANAGEMENT

[A graphic image of a generic person.] Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since joining John Hancock Funds in July 1996. He is a senior vice president of the adviser and has been in the investment business since 1987.

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INVESTOR EXPENSES

[A graphic image of a percent symbol.] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                 CLASS A   CLASS B

 Maximum sales charge imposed on purchases
 (as a percentage of offering price)               5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                              none      none

 Maximum deferred sales charge                     none(1)   5.00%

 Redemption fee(2)                                 none      none

 Exchange fee                                      none      none

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
 Management fee                                   0.625%    0.625%

 12b-1 fee(3)                                     0.250%    1.00%

 Other expenses                                   0.315%    0.315%

 Total fund operating expenses                    1.190%    1.940%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                     YEAR 1     YEAR 3     YEAR 5     YEAR 10

 Class A shares                  $62        $86        $112       $187

 Class B shares

   Assuming redemption
   at end of period              $70        $91        $125       $207

   Assuming no redemption        $20        $61        $105       $207

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

4   GROWTH AND INCOME FUND

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FINANCIAL HIGHLIGHTS
[A graphic image of a dollar sign.] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)         [Bar Graph]
(scale varies from fund to fund)

----------------------------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED AUGUST 31,                              1987       1988       1989        1990       1991         1992
----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                     $  11.11   $  12.04   $   8.83    $  10.19    $   9.87    $  11.77
 Net investment income (loss)                                 0.42       0.50       0.55        0.20        0.20        0.32(1)
 Net realized and unrealized gain (loss) on investments       1.77      (1.73)      1.42       (0.18)       2.07        0.89
 Total from investment operations                             2.19      (1.23)      1.97        0.02        2.27        1.21
 Less distributions:
   Dividends from net investment income                      (0.38)     (0.49)     (0.61)      (0.27)      (0.19)      (0.25)
   Distributions from net realized gain on
     investments sold                                        (0.88)     (1.49)        --       (0.07)      (0.18)      (0.30)
   Total distributions                                       (1.26)     (1.98)     (0.61)      (0.34)      (0.37)      (0.55)
 Net asset value, end of period                           $  12.04   $   8.83   $  10.19    $   9.87    $  11.77    $  12.43
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(2) (%)           22.58      (9.86)     23.47        0.18       23.80       10.47
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)               90,974     69,555     70,513      63,150      77,461      89,682
 Ratio of expenses to average net assets (%)                  1.21       1.29       1.12        1.29        1.38        1.34
 Ratio of net investment income (loss) to average
   net assets (%)                                             3.86       5.45       6.07        1.96        1.90        2.75
 Portfolio turnover rate (%)                                   138        120        214          69          70         119
 Average brokerage commission rate(3) ($)                      N/A        N/A        N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED AUGUST 31,                              1993            1994            1995            1996
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                     $   12.43       $   12.08       $   11.42       $   13.38
 Net investment income (loss)                                  0.40(1)         0.32(1)         0.21(1)         0.19(1)
 Net realized and unrealized gain (loss) on investments        1.12           (0.61)           1.95            1.84
 Total from investment operations                              1.52           (0.29)           2.16            2.03
 Less distributions:
   Dividends from net investment income                       (0.42)          (0.37)          (0.20)          (0.19)
   Distributions from net realized gain on
     investments sold                                         (1.45)             --              --           (0.15)
   Total distributions                                        (1.87)          (0.37)          (0.20)          (0.34)
 Net asset value, end of period                           $   12.08       $   11.42       $   13.38       $   15.07
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(2) (%)            13.64           (2.39)          19.22           15.33
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)               115,780         121,160         130,183         139,548
 Ratio of expenses to average net assets (%)                   1.29            1.31            1.30            1.17
 Ratio of net investment income (loss) to average
   net assets (%)                                              3.43            2.82            1.82            1.28
 Portfolio turnover rate (%)                                    107             195              99              74
 Average brokerage commission rate(3) ($)                      N/A             N/A             N/A           0.0665

-------------------------------------------------------------------------------------------------------------
CLASS B - YEAR ENDED AUGUST 31,                             1991(1)        1992          1993          1994
-------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                      $  11.52      $  11.77      $  12.44     $   12.10
 Net investment income (loss)                                    --          0.23(1)       0.30(1)       0.24(1)
 Net realized and unrealized gain (loss) on investments        0.25          0.89          1.12         (0.61)
 Total from investment operations                              0.25          1.12          1.42         (0.37)
 Less distributions:
   Dividends from net investment income                          --         (0.15)        (0.31)        (0.29)
   Distributions from net realized gain on
     investments sold                                            --         (0.30)        (1.45)           --
   Total distributions                                           --         (0.45)        (1.76)        (0.29)
 Net asset value, end of period                            $  11.77      $  12.44      $  12.10     $   11.44
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(2) (%)             2.17(5)       9.67         12.64         (3.11)
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                 7,690        29,826        65,010       114,025
 Ratio of expenses to average net assets (%)                   2.19(6)       2.07          2.19          2.06
 Ratio of net investment income (loss) to average
   net assets (%)                                              1.46(6)       2.02          2.53          2.07
 Portfolio turnover rate (%)                                     70           119           107           195
 Average brokerage commission rate(3) ($)                       N/A          N/A           N/A          N/A

--------------------------------------------------------------------------------------
CLASS B - YEAR ENDED AUGUST 31,                                  1995           1996
--------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                         $   11.44      $   13.41
 Net investment income (loss)                                      0.13(1)        0.08(1)
 Net realized and unrealized gain (loss) on investments            1.96           1.85
 Total from investment operations                                  2.09           1.93
 Less distributions:
   Dividends from net investment income                           (0.12)         (0.09)
   Distributions from net realized gain on
     investments sold                                                --          (0.15)
   Total distributions                                            (0.12)         (0.24)
 Net asset value, end of period                               $   13.41      $   15.10
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(2) (%)                18.41          14.49
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                   114,723        125,781
 Ratio of expenses to average net assets (%)                       2.03           1.90
 Ratio of net investment income (loss) to average
   net assets (%)                                                  1.09           0.55
 Portfolio turnover rate (%)                                         99             74
 Average brokerage commission rate(3) ($)                         N/A           0.0665

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Per portfolio share traded. Required for fiscal years that began September
    1, 1995 or later.
(4) Class B shares commenced operations on August 22, 1991.
(5) Not annualized.
(6) Annualized.

                                                        GROWTH AND INCOME FUND 5

INDEPENDENCE EQUITY FUND

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES                     TICKER SYMBOL CLASS A: JHDCX   CLASS B: JHIDX
---------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[A graphic image of a bullseye with an arrow in the middle of it.] The fund seeks above-average total return (capital appreciation plus current income). To pursue this goal, the fund invests primarily in a diversified stock portfolio whose risk profile is similar to that of the S&P 500 index. The fund does not invest exclusively in S&P 500 stocks.

In choosing stocks, the fund uses a proprietary computer model (NIXDEX) to identify stocks that appear to be undervalued. The fund favors those undervalued stocks that are selected by its model and that are believed to have improving fundamentals. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[A graphic image of a black folder that contains a couple sheets of paper.] Under normal circumstances, the fund invests at least 65% of assets in common stocks. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

The fund may invest in foreign securities in the form of American Depository Receipts (ADRs) and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[A graphic image of a line chart with a single line that depicts some peaks and valleys.] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. Because the fund follows an index-tracking strategy, it is likely to remain fully invested even if the fund's managers anticipate a market downturn.

To the extent that it invests in foreign securities, the fund may be affected by additional risks, such as information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

MANAGEMENT/SUBADVISER

[A graphic image of a generic person.] The fund's investment decisions are made by a portfolio management team, and no individual is primarily responsible for making them. Team members are employees of Independence Investment Associates, Inc., the fund's subadviser and a subsidiary of John Hancock Mutual Life Insurance Company.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[A graphic image of a percent symbol.] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


SHAREHOLDER TRANSACTION EXPENSES                         CLASS A   CLASS B
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                      5.00%      none

 Maximum sales charge imposed on
 reinvested dividends                                     none       none

 Maximum deferred sales charge                            none(1)    5.00%

 Redemption fee(2)                                        none       none

 Exchange fee                                             none       none
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
 Management fee (after expense limitation)(3)             0.00%     0.00%

 12b-1 fee(4)                                             0.30%     1.00%

 Other expenses                                           1.00%     1.00%

 Total fund operating expenses (after limitation)(3)      1.30%     2.00%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                     YEAR 1     YEAR 3     YEAR 5     YEAR 10
 Class A shares                  $63        $89        $118        $199

 Class B shares

   Assuming redemption
   at end of period              $70        $93        $128        $215

   Assuming no redemption        $20        $63        $108        $215

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's temporary agreement to limit expenses. Without this limitation, management fee would be 0.75% for each class and total fund operating expenses would be 2.05% for Class A and 2.75% for Class B.
     Management fee includes a subadviser fee equal to 55% of the management fee.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  INDEPENDENCE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[A graphic image of a dollar sign.] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)         [Bar Graph]
(scale varies from fund to fund)

---------------------------------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED MAY 31,                                          1992(1)       1993       1994            1995         1996
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                               $ 10.00      $  10.98    $  12.16      $   12.68      $ 14.41
 Net investment income (loss)                                          0.15          0.22        0.28(2)        0.32(2)      0.20(2)
 Net realized and unrealized gain (loss) on investments                0.94          1.25        0.52           1.77         3.88
 Total from investment operations                                      1.09          1.47        0.80           2.09         4.08
 Less distributions:
   Dividends from net investment income                               (0.11)        (0.23)      (0.23)         (0.28)       (0.22)
   Distributions from net realized gain on investments sold              --         (0.06)      (0.05)         (0.08)       (0.29)
   Total distributions                                                (0.11)        (0.29)      (0.28)         (0.36)       (0.51)
 Net asset value, end of period                                     $ 10.98      $  12.16    $  12.68      $   14.41      $ 17.98
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                    10.95(4)      13.58        6.60          16.98        29.12
 Total adjusted investment return at net asset value(3,5) (%)          9.23(4)      11.40        6.15          16.94        28.47
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                         2,622        12,488      66,612        101,418       14,878
 Ratio of expenses to average net assets (%)                           1.66(6)       0.76        0.70           0.70         0.94
 Ratio of adjusted expenses to average net assets(7) (%)               3.38(6)       2.94        1.15           0.74         1.59
 Ratio of net investment income (loss) to average net assets (%)       1.77(6)       2.36        2.20           2.43         1.55
 Ratio of adjusted net investment income (loss) to average
   net assets(7) (%)                                                   0.05(6)       0.18        1.75           2.39         0.90
 Portfolio turnover rate (%)                                             53            53          43             71          157
 Fee reduction per share ($)                                           0.15          0.20        0.06(2)       0.005(2)      0.08(2)
 Average brokerage commission rate(8) ($)                               N/A          N/A         N/A          N/A            N/A

------------------------------------------------------------------------------
CLASS B - YEAR ENDED MAY 31,                                           1996(4)
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $  15.25
Net investment income (loss)                                              0.09(2)
Net realized and unrealized gain (loss) on investments                    2.71
Total from investment operations                                          2.80
Less distributions:
  Dividends from net investment income                                   (0.09)
Net asset value, end of period                                        $  17.96
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                        18.46(4)
Total adjusted investment return at net asset value(3,5) (%)             17.59(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                            15,125
Ratio of expenses to average net assets (%)                               2.00(6)
Ratio of adjusted expenses to average net assets(7) (%)                   3.21(6)
Ratio of net investment income (loss) to average net assets (%)           0.78(6)
Ratio of adjusted net investment income (loss) to average
  net assets(7) (%)                                                      (0.43)(6)
Portfolio turnover rate (%)                                                157
Fee reduction per share ($)                                               0.13(2)
Average brokerage commission rate(8) ($)                                   N/A

(1)  Class A and Class B shares commenced operations on June 10, 1991 and
     September 7, 1995, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.

                                                     INDEPENDENCE EQUITY FUND  7

SOVEREIGN BALANCED FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST                  TICKER SYMBOL CLASS A: SVBAX   CLASS B: SVBBX
---------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[A graphic image of a bullseye with an arrow in the middle of it.] The fund seeks current income, long-term growth of capital and income, and preservation of capital. To pursue these goals, the fund allocates its assets among a diversified mix of debt and equity securities. While the relative weightings of debt and equity securities will shift over time, at least 25% of assets will be invested in senior debt securities. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[A graphic image of a black folder that contains a couple sheets of paper.] The fund may invest in any type or class of security, including (but not limited to) stocks, warrants, U.S. Government and agency securities, corporate debt securities, investment-grade short-term securities, foreign currencies and options and futures contracts.

The fund's stock investments are exclusively in companies that have increased their dividend payout in each of the last ten years. Up to 25% of the fund's bond investments may be rated from BB/Ba to C (junk bonds).

The fund may invest up to 35% of assets in foreign securities; however, these typically have not exceeded 5% of assets. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[A graphic image of a line chart with a single line that depicts some peaks and valleys.] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. To the extent that it invests in certain securities, the fund may be affected by additional risks:

-  junk bonds: above-average credit, market and other risks
-  foreign securities: currency, information, natural event and political risks
-  mortgage-backed securities: extension and prepayment risks

These risks are listed and defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

MANAGEMENT/SUBADVISER

[A graphic image of a generic person.] John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[A graphic image of a percent symbol.] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


SHAREHOLDER TRANSACTION EXPENSES                       CLASS A   CLASS B
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                     5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                                    none      none

 Maximum deferred sales charge                           none(1)   5.00%

 Redemption fee(2)                                       none      none

 Exchange fee                                            none      none

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
 Management fee(3)                                       0.60%     0.60%

 12b-1 fee(4)                                            0.30%     1.00%

 Other expenses                                          0.39%     0.39%

 Total fund operating expenses                           1.29%     1.99%

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                     YEAR 1     YEAR 3     YEAR 5     YEAR 10
 Class A shares                   $62       $89        $117       $198

 Class B shares

   Assuming redemption
   at end of period               $70       $92        $127       $214

   Assuming no redemption         $20       $62        $107       $214

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Management fee includes a subadviser fee equal to 40% of the stock portion of the management fee.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8  SOVEREIGN BALANCED FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[A graphic image of a dollar sign.] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)         [Bar Chart]
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED DECEMBER 31,                                        1992(1)        1993        1994        1995         1996(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $ 10.00        $ 10.19     $ 10.74     $  9.84      $ 11.75
Net investment income (loss)                                             0.04           0.46        0.50        0.44(3)      0.21
Net realized and unrealized gain (loss) on investments                   0.20           0.68       (0.88)       1.91         0.41
Total from investment operations                                         0.24           1.14       (0.38)       2.35         0.62
Less distributions:
  Dividends from net investment income                                  (0.05)         (0.45)      (0.50)      (0.44)       (0.21)
  Distributions from net realized gain on investments sold                 --          (0.14)      (0.02)      --           --
  Total distributions                                                   (0.05)         (0.59)      (0.52)      (0.44)       (0.21)
Net asset value, end of period                                        $ 10.19        $ 10.74     $  9.84     $ 11.75      $ 12.16
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                        2.37(5)       11.38       (3.51)      24.23         5.31(5)
Total adjusted investment return at net asset value(4,6) (%)             2.22(5)          --          --          --           --
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                            5,796         62,218      61,952      69,811       70,458
Ratio of expenses to average net assets (%)                              2.79(7)        1.45        1.23        1.27         1.27(7)
Ratio of adjusted expenses to average net assets(8) (%)                  2.94(7)          --          --          --           --
Ratio of net investment income (loss) to average net assets (%)          3.93(7)        4.44        4.89        3.99         3.48(7)
Ratio of adjusted net investment income (loss) to average
  net assets(8) (%)                                                      3.78(7)          --          --          --           --
Portfolio turnover rate (%)                                                 0             85          78          45           15
Fee reduction per share ($)                                            0.0016             --          --          --           --
Average brokerage commission rate(9) ($)                                  N/A            N/A         N/A         N/A      $  0.07

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B - YEAR ENDED DECEMBER 31,                                        1992(1)        1993        1994        1995         1996(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $ 10.00        $ 10.20     $ 10.75     $  9.84      $ 11.74
Net investment income (loss)                                             0.03           0.37        0.43        0.36(3)      0.17
Net realized and unrealized gain (loss) on investments                   0.20           0.70       (0.89)       1.90         0.42
Total from investment operations                                         0.23           1.07       (0.46)       2.26         0.59
Less distributions:
  Dividends from net investment income                                  (0.03)         (0.38)      (0.43)      (0.36)       (0.17)
  Distributions from net realized gain on investments sold                 --          (0.14)      (0.02)         --           --
  Total distributions                                                   (0.03)         (0.52)      (0.45)      (0.36)       (0.17)
Net asset value, end of period                                        $ 10.20        $ 10.75     $  9.84     $ 11.74      $ 12.16
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                        2.29(5)       10.63       (4.22)      23.30         5.04(5)
Total adjusted investment return at net asset value(4,6) (%)             2.14(5)          --          --          --           --
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                           14,311         78,775      79,176      87,827       88,344
Ratio of expenses to average net assets (%)                              3.51(7)        2.10        1.87        1.96         1.97(7)
Ratio of adjusted expenses to average net assets(8) (%)                  3.66(7)          --          --          --           --
Ratio of net investment income (loss) to average net assets (%)          3.21(7)        4.01        4.25        3.31         2.78(7)
Ratio of adjusted net investment income (loss) to average
  net assets(8) (%)                                                      3.06(7)          --          --          --           --
Portfolio turnover rate (%)                                                 0             85          78          45           15
Fee reduction per share ($)                                            0.0012             --          --          --           --
Average brokerage commission rate(9) ($)                                  N/A            N/A         N/A         N/A         0.07

(1) Class A and Class B shares commenced operations on October 5, 1992. This period is covered by the report of other independent auditors (not included herein).
(2) Six months ended June 30, 1996. (Unaudited.)
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September
    1, 1995 or later.

                                                       SOVEREIGN BALANCED FUND 9

SOVEREIGN INVESTORS FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST              TICKER SYMBOL    CLASS A: SOVIX   CLASS B: SOVBX
------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[A graphic image of a bullseye with an arrow in the middle of it.] The fund seeks long-term growth of capital and of income without assuming undue market risks. Under normal circumstances, the fund invests most of its assets in a diversified selection of stocks, although it may respond to market conditions by investing in other types of securities such as bonds or short-term securities. The fund may not invest more than 25% of assets in any one industry.

Currently, the fund utilizes a "dividend performers" strategy in selecting portfolio stocks, investing exclusively in companies that have increased their dividend payout in each of the last ten years.

PORTFOLIO SECURITIES

[A graphic image of a black folder that contains a couple sheets of paper.] The fund may invest in most types of securities, including:

- common and preferred stocks, warrants and convertible securities

- U.S. Government and agency debt securities, including mortgage-backed securities

- corporate bonds, notes and other debt securities of any maturity

The fund's bond investments are primarily investment-grade, although up to 5% of assets may be invested in junk bonds rated as low as C and their unrated equivalents. To a limited extent the fund may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[A graphic image of a line chart with a single line that depicts some peaks and valleys] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 26.

MANAGEMENT/SUBADVISER

[A graphic image of a generic person.] John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[A graphic image of a percent symbol.] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                  CLASS A   CLASS B
Maximum sales charge imposed on purchases
(as a percentage of offering price)                5.00%     none

Maximum sales charge imposed on
reinvested dividends                               none      none

Maximum deferred sales charge                      none(1)   5.00%

Redemption fee(2)                                  none      none

Exchange fee                                       none      none

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management fee(3)                                 0.58%     0.58%

12b-1 fee(4)                                      0.30%     1.00%

Other expenses                                    0.28%     0.34%

Total fund operating expenses                     1.16%     1.92%

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                            YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class A shares                           $61     $85      $111     $184

Class B shares

  Assuming redemption
  at end of period                       $70     $90      $124     $205

  Assuming no redemption                 $20     $60      $104     $205

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Management fee includes a subadviser fee equal to 40% of the management fee.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10  SOVEREIGN INVESTORS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[A graphic image of a dollar sign.] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)          [Bar graph]
(scale varies from fund to fund)

---------------------------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED DECEMBER 31,                                1986(1,2)  1987(1)  1988(1)   1989(1)   1990(1)  1991(1,3)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $11.31     $12.36   $10.96    $11.19    $12.60   $11.94
Net investment income (loss)                                       0.58       0.53     0.57      0.59      0.58     0.54
Net realized and unrealized gain (loss) on investments             1.89       0.65     2.01     (0.05)     3.03     0.54
Total from investment operations                                   2.47       0.08     1.22      2.60      0.53     3.57
Less distributions:
  Dividends from net investment income                            (0.55)     (0.58)   (0.61)    (0.61)    (0.59)   (0.53)
  Distributions from net realized gain on investments sold        (0.87)     (0.90)   (0.38)    (0.58)    (0.67)   (0.09)
  Total distributions                                             (1.42)     (1.48)   (0.99)    (1.19)    (1.19)   (1.20)
Net asset value, end of period                                   $12.36     $10.96   $11.19    $12.60    $11.94   $14.31
Total investment return at net asset value(5)(%)                  21.70       0.28    11.23     23.76      4.38    30.48
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period (000s omitted)($)                      34,708     40,564   45,861    66,466    83,470  194,055
Ratio of expenses to average net assets (%)                        0.70       0.85     0.86      1.07      1.14     1.18
Ratio of net investment income (loss) to average net assets(%)     4.28       3.96     4.97      4.80      4.77     4.01
Portfolio turnover rate (%)                                          34         59       35        40        55       67
Average brokerage commission rate(8)($)                             N/A        N/A      N/A       N/A       N/A       N/A

-------------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED DECEMBER 31,                                 1992(1)   1993     1994    1995     1996(4)
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $14.31   $14.78   $15.10   $14.24   $ 17.87
Net investment income (loss)                                        0.47     0.44     0.46     0.40      0.17
Net realized and unrealized gain (loss) on investments              0.39    (0.75)    3.71     1.43
Total from investment operations                                    1.01     0.83    (0.29)    4.11      1.60
Less distributions:
  Dividends from net investment income                             (0.45)   (0.42)   (0.46)   (0.40)     0.17
  Distributions from net realized gain on investments sold         (0.09)   (0.11)   (0.08)                --
  Total distributions                                              (0.54)   (0.51)   (0.57)   (0.48)    (0.17)
Net asset value, end of period                                    $14.78   $15.10   $14.24   $17.87     19.30
Total investment return at net asset value(5)(%)                    7.23     5.71    (1.85)   29.15      8.98(6)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)($)                      872,932  1,258,575  1,090,231  1,280,321  1,364,566
Ratio of expenses to average net assets (%)                         1.13     1.10     1.16     1.14      1.10(7)
Ratio of net investment income (loss) to average net assets(%)      3.32     2.94     3.13     2.45      1.87(7)
Portfolio turnover rate (%)                                           30       46       45       46        20
Average brokerage commission rate(8)($)                              N/A      N/A      N/A      N/A    0.0688

------------------------------------------------------------------------------------------------------------
CLASS B - YEAR ENDED DECEMBER 31,                                        1994(9)        1995          1996(4)
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $  15.02        $ 14.24       $ 17.86
Net investment income (loss)                                              0.38(10)       0.27(10)      0.10(10)
Net realized and unrealized gain (loss) on investment                    (0.69)          3.71          1.42
Total from investment operations                                         (0.31)          3.98          1.52
Less distributions:
  Dividends from net investment income                                   (0.36)         (0.28)        (0.10)
  Distributions from net realized gain on investments sold               (0.11)         (0.08)           --
  Total distributions                                                    (0.47)         (0.36)        (0.10)
Net asset value, end of period                                        $  14.24        $ 17.86         19.28
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5) (%)                        (2.04)(6)      28.16          8.54(6)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                           128,069        257,781       337,938
Ratio of expenses to average net assets (%)                               1.86(7)        1.90          1.86(7)
Ratio of net investment income (loss) to average net assets (%)           2.57(7)        1.65          1.14(7)
Portfolio turnover rate (%)                                                 45             46            20
Average brokerage commission rate(8) ($)                                   N/A            N/A        0.0688

(1) These periods are covered by the report of other independent auditors (not included herein).
(2)  Restated for 2-for-1 stock split effective April 29, 1987.
(3) On October 23, 1991, John Hancock Advisers, Inc. became the investment adviser of the fund.
(4)  Six months ended June 30, 1996. (Unaudited.)
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  Annualized.
(8)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.
(9)  Class B shares commenced operations on January 3, 1994.
(10) Based on the average of the shares outstanding at the end of each month.

                                                     SOVEREIGN INVESTORS FUND 11

SPECIAL VALUE FUND

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES                              TICKER SYMBOL    CLASS A: SPVAX   CLASS B: SPVBX
--------------------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[A graphic image of a bullseye with an arrow in the middle of it.] The fund seeks capital appreciation, with income as a secondary consideration. To pursue this goal, the fund invests primarily in stocks that appear comparatively undervalued and are out of favor. The fund looks for companies of any size whose earnings power or asset value does not appear to be reflected in the current stock price, and whose stocks thus have potential for appreciation. The fund also takes a "margin of safety" approach, seeking those stocks that are believed to have limited downside risk. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[A graphic image of a black folder that contains a couple sheets of paper.] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible securities.

The fund may invest up to 50% of assets in foreign securities (including American Depository Receipts), and under normal circumstances may invest up to 10% of net assets in investment-grade debt securities. To a limited extent the fund also may invest in certain higher-risk securities and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[A graphic image of a line chart with a single line that depicts some peaks and valleys.] As with any growth and income fund, the value of your investment will fluctuate. Even comparatively undervalued stocks typically fall in price during broad market declines. Small- and medium-sized company stocks, which may comprise a portion of the fund's portfolio, tend to be more volatile than the market as a whole.

To the extent that it invests in foreign securities, the fund may be affected by additional risks, such as currency, information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

PORTFOLIO MANAGEMENT

[A graphic image of a generic person.] Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since August 1996. He is a senior vice president of the adviser. He joined John Hancock Funds in July 1996 and has been in the investment business since 1987.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[A graphic image of a percent symbol.] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                               CLASS A   CLASS B
Maximum sales charge imposed on purchases
(as a percentage of offering price)                             5.00%     none

Maximum sales charge imposed on
reinvested dividends                                            none      none

Maximum deferred sales charge                                   none(1)   5.00%

Redemption fee(2)                                               none      none

Exchange fee                                                    none      none
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management fee (after expense limitation)(3,4)                  0.00%     0.00%

12b-1 fee(5)                                                    0.30%     1.00%

Other expenses (after limitation)(3)                            0.71%     0.71%

Total fund operating expenses (after limitation)(3)             1.01%     1.71%

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                       YEAR 1     YEAR 3     YEAR 5    YEAR 10
Class A shares                     $60        $81        $103      $167

Class B shares

  Assuming redemption
  at end of period                 $67        $84        $113      $183

   Assuming no redemption          $17        $54        $ 93      $183

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(3) Reflects the adviser's temporary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class, other expenses would be 0.90% for each class, and total fund operating expenses would be 1.90% for Class A and 2.60% for Class B.
(4) Includes a subadviser fee equal to 0.40% of the management fee.
(5) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

12 SPECIAL VALUE FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[A graphic image of a dollar sign.]The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)                        [Bar Graph]
(scale varies from fund to fund)

-------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED DECEMBER 31,                                                1994(1)         1995
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                              $ 8.50        $  8.99
Net investment income (loss)                                                        0.18(2)        0.21(2)
Net realized and unrealized gain (loss) on investments                              0.48           1.60
Total from investment operations                                                    0.66           1.81
Less distributions:
  Dividends from net investment income                                             (0.17)         (0.20)
  Distributions from net realized gain on investments sold                            --          (0.21)
  Total distributions                                                              (0.17)         (0.41)
Net asset value, end of period                                                    $ 8.99        $ 10.39
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                   7.81(4)       20.26
Total adjusted investment return at net asset value(3,5) (%)                        7.30(4)       19.39
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                       4,420         12,845
Ratio of expenses to average net assets (%)                                         0.99(6)        0.98
Ratio of adjusted expenses to average net assets(7) (%)                             4.98(6)        1.85
Ratio of net investment income (loss) to average net assets (%)                     2.10(6)        2.04
Ratio of adjusted net investment income (loss) to average net assets(7) (%)        (1.89)(6)       1.17
Portfolio turnover rate (%)                                                         0.3               9
Fee reduction per share ($)                                                        0.34(2)         0.09(2)
Average brokerage commission rate(8) ($)                                            N/A             N/A
-------------------------------------------------------------------------------------------------------
CLASS B - YEAR ENDED DECEMBER 31,                                                 1994(1)        1995
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                              $ 8.50        $  9.00
Net investment income (loss)                                                        0.13(2)        0.12(2)
Net realized and unrealized gain (loss) on investments                              0.48           1.59
Total from investment operations                                                    0.61           1.71
Less distributions:
  Dividends from net investment income                                             (0.11)         (0.12)
  Distributions from net realized gain on investments sold                            --          (0.21)
  Total distributions                                                              (0.11)         (0.33)
Net asset value, end of period                                                    $ 9.00        $ 10.38
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                   7.15(4)       19.11
Total adjusted investment return at net asset value(3,5) (%)                        6.64(4)       18.24
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                       3,296         16,994
Ratio of expenses to average net assets (%)                                         1.72(6)        1.73
Ratio of adjusted expenses to average net assets(7) (%)                             5.71(6)        2.60
Ratio of net investment income (loss) to average net assets (%)                     1.53(6)        1.21
Ratio of adjusted net investment income (loss) to average net assets(7) (%)        (2.46)(6)       0.34
Portfolio turnover rate (%)                                                          0.3              9
Fee reduction per share ($)                                                         0.34(2)       0.09(2)
Average brokerage commission rate(8) ($)                                            N/A            N/A

(1) Class A and Class B shares commenced operations on January 3, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                           SPECIAL VALUE FUND 13

UTILITIES FUND

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES                              TICKER SYMBOL    CLASS A: JHUAX   CLASS B: JHUBX

--------------------------------------------------------------------------------

GOAL AND STRATEGY

[A graphic image of a bullseye with an arrow in the middle of it.] The fund seeks current income and, to the extent consistent with this goal, growth of income and long-term growth of capital. To pursue this goal, the fund invests primarily in public utilities companies, such as those whose principal business involves the generation, handling or sale of electricity, natural gas, water, waste management services or non-broadcast telecommunications services. Under normal circumstances, the fund will invest at least 65% of assets in these companies. The fund may invest in other industries if fund management believes it would help the fund meet its goal.

PORTFOLIO SECURITIES

[A graphic image of a black folder that contains a couple sheets of paper.] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and convertible securities.

Foreign securities (including American Depository Receipts) and investment-grade debt securities may each comprise up to 25% of portfolio investments. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[A graphic image of a line chart with a single line that depicts some peaks and valleys.] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. Because the fund concentrates on a narrow segment of the economy, its performance is largely dependent on that segment's performance. Utilities stocks may be adversely affected by numerous factors, including government regulation and deregulation, environmental issues, competition and rising interest rates.

To the extent that it invests in foreign securities, the fund may be affected by additional risks such as currency, information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

PORTFOLIO MANAGEMENT

[A graphic image of a general person.] Gregory K. Phelps, leader of the fund's portfolio management team since April 1996, is a vice president of the adviser. He joined John Hancock Funds in January 1995 and has been in the investment business since 1981.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[A graphic graphic image of a percent symbol.] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                           CLASS A   CLASS B
Maximum sales charge imposed on purchases
(as a percentage of offering price)                          5.00%     none

Maximum sales charge imposed on
reinvested dividends                                         none      none

Maximum deferred sales charge                                none(1)   5.00%

Redemption fee(2)                                            none      none

Exchange fee                                                 none      none

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management fee (after expense limitation)(3)                 0.26%         0.26%

12b-1 fee(4)                                                 0.30%         1.00%

Other expenses                                               0.49%         0.49%

Total fund operating expenses (after limitation)(3)          1.05%         1.75%

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.
SHARE CLASS                   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class A shares                  $60     $82      $105     $172

Class B shares

  Assuming redemption
  at end of period              $68     $85      $115     $188

  Assuming no redemption        $18     $55      $ 95     $188

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)  Does not include wire redemption fee (currently $4.00).

(3) Reflects the adviser's temporary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class and total fund operating expenses would be 1.49% for Class A and 2.19% for Class B.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14  UTILITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[A graphic image of a dollar sign.] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)               [Bar Graph]
(scale varies from fund to fund)

--------------------------------------------------------------------------------------------------------------------
CLASS A - YEAR ENDED MAY 31,                                                       1994(1)          1995        1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                              $  8.50        $  8.26     $  8.48
Net investment income (loss)                                                         0.12(2)        0.44(2)     0.41(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                                       (0.36)          0.12        0.79
Total from investment operations                                                    (0.24)          0.56        1.20
Less distributions:
  Dividends from net investment income                                                 --          (0.34)      (0.41)
  Distributions from net realized gains on investments sold                            --             --       (0.10)
  Total distributions                                                                  --          (0.34)      (0.51)
Net asset value, end of period                                                    $  8.26        $  8.48     $  9.17
total investment return at net asset value(3) (%)                                   (2.82)(4)       7.10       14.44
Total adjusted investment return at net asset value(3,5)                           (13.89)(4)       6.44       14.01
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                          781         19,229      22,574
Ratio of expenses to average net assets (%)                                          1.00(6)        1.04        1.04
Ratio of adjusted expenses to average net assets(7) (%)                             12.07(6)        1.70        1.47
Ratio of net investment income (loss) to average net assets (%)                      4.53(6)        5.39        4.49
Ratio of adjusted net investment income (loss) to average net assets(7) (%)         (6.54)(6)       4.73        4.06
Portfolio turnover rate (%)                                                             6             98         124
Fee reduction per share ($)                                                          0.27(2)        0.05(2)     0.04(2)
Average brokerage commission rate(8) ($)                                              N/A            N/A         N/A
-------------------------------------------------------------------------------------------------------------------
CLASS B - YEAR ENDED MAY 31,                                                       1994(1)         1995        1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                              $ 8.50        $  8.25     $  8.45
Net investment income (loss)                                                        0.08(2)        0.38(2)     0.34(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                                      (0.33)          0.12        0.79
Total from investment operations                                                   (0.25)          0.50        1.13
Less distributions:
  Dividends from net investment income                                                --          (0.30)      (0.34)
  Distributions from net realized gains on investments sold                           --             --       (0.10)
  Total distributions                                                                 --          (0.30)      (0.44)
Net asset value, end of period                                                    $ 8.25        $  8.45     $  9.14
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                  (2.94)(4)       6.31       13.68
Total adjusted investment return at net asset value(3,5)                          (14.01)(4)       5.65       13.25
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                         445         38,344      47,759
Ratio of expenses to average net assets (%)                                         1.72(6)        1.71        1.77
Ratio of adjusted expenses to average net assets(7) (%)                            12.79(6)        2.37        2.20
Ratio of net investment income (loss) to average net assets (%)                     4.20(6)        4.64        3.77
Ratio of adjusted net investment income (loss) to average net assets(7) (%)        (6.87)(6)       3.98        3.34
Portfolio turnover rate (%)                                                            6             98         124
Fee reduction per share ($)                                                         0.27(2)        0.05(2)     0.04(2)
Average brokerage commission rate(8) ($)                                             N/A            N/A         N/A

(1) Class A and Class B shares commenced operations on February 1, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September
    1, 1995 or later.


                                                               UTILITIES FUND 15

YOUR ACCOUNT

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock growth and income funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

================================================================================
CLASS A                                   CLASS B
================================================================================

-  Front-end sales charges, as            -  No front-end sales charge; all your
   described below. There are several        money goes to work for you right
   ways to reduce these charges, also        away.
   described below.
                                          -  Higher annual expenses than Class A
-  Lower annual expenses than Class B        shares.
   shares.
                                          -  A deferred sales charge on shares
                                             you sell within six years of
                                             purchase, as described below.

                                          -  Automatic conversion to Class A
                                             shares after eight years, thus
                                             reducing future annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

Sovereign Investors Fund offers Class C shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see the back cover of this prospectus).

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:
================================================================================
CLASS A SALES CHARGES
================================================================================
                                                AS A % OF       AS A % OF YOUR
YOUR INVESTMENT                                 OFFERING PRICE  INVESTMENT
Up to $49,999                                   5.00%           5.26%
$50,000 - $99,999                               4.50%           4.71%
$100,000 - $249,999                             3.50%           3.63%
$250,000 - $499,999                             2.50%           2.56%
$500,000 - $999,999                             2.00%           2.04%
$1,000,000 and over                             See below

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

================================================================================
CDSC ON $1 MILLION+ INVESTMENTS
================================================================================
YOUR INVESTMENT                                 CDSC ON SHARES BEING SOLD
First $1M - $4,999,999                                  1.00%
Next $1 - $5M above that                                0.50%
Next $1 or more above that                              0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:
================================================================================
CLASS B DEFERRED CHARGES
================================================================================
YEARS AFTER PURCHASE                            CDSC ON SHARES BEING SOLD
1st year                                                5.00%
2nd year                                                4.00%
3rd or 4th year                                         3.00%
5th year                                                2.00%
6th year                                                1.00%
After 6 years                                           None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

16 YOUR ACCOUNT

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
- Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options.

GROUP INVESTMENT PROGRAM Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

-  to make payments through certain systematic withdrawal plans
-  to make certain distributions from a retirement plan
-  because of shareholder death or disability

To utilize: If you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may invest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

-  government entities that are prohibited from paying mutual fund sales charges
- financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
-  selling brokers and their employees and sales representatives
- financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
- fund trustees and other individuals who are affiliated with these or other John Hancock funds
- individuals transferring assets to a John Hancock growth fund from an employee benefit plan that has John Hancock funds
-  members of an approved affinity group financial services program
-  certain insurance company contract holders (one-year CDSC usually applies)
- participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

  - non-retirement account: $1,000
  - retirement account: $250
  - group investments: $250
  - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.

                                                                 YOUR ACCOUNT 17

================================================================================
BUYING SHARES
================================================================================

           OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
BY CHECK
[A graphic image of a check.]
           - Make out a check for the     - Make out a check for the investment
             investment amount, payable     amount payable to "John Hancock
             to "John Hancock Signature     Signature Services, Inc."
             Services, Inc."
                                          - Fill out the detachable investment
           - Deliver the check and your     slip from an account statement. If
             completed application to       no slip is available, include a
             your financial                 note specifying the fund name, your
             representative, or mail        share class, your account number
             them to Signature Services     and the name(s) in which the
             (address on next page).        account is registered.

                                          - Deliver the check and your
                                            investment slip or note to your
                                            financial representative, or mail
                                            them to Signature Services (address
                                            on next page).

BY EXCHANGE

[A graphic image of a white arrow
outlined in black that points to the
right above a black arrow that points
to the left.]
           - Call your financial          - Call Signature Services to request
             representative or              an exchange.
             Signature Services to
             request an exchange.

BY WIRE

[A graphic image of a jagged white
arrow outlined in black that points
upwards at a 45 degree angle.]
           - Deliver your completed       - Instruct your bank to wire the
             application to your            amount of your investment to:
             financial representative,
             or mail it to Signature        First Signature Bank & Trust
             Services.
                                            Account # 900000260

                                            Routing # 211475000

                                            Specify the fund name, your share
           - Obtain your account number     class, your account number and the
             by calling your financial      name(s) in which the account is
             representative or              registered. Your bank may charge a
             Signature Services.            fee to wire funds.

           - Instruct your bank to wire
             the amount of your
             investment to:
             First Signature Bank &
             Trust
             Account # 900000260
             Routing # 211475000
             Specify the fund name,
             your choice of share
             class, the new account
             number and the name(s) in
             which the account is
             registered. Your bank may
             charge a fee to wire
             funds.

BY PHONE
[A graphic image of a telephone.]
           See "By wire" and "By          - Verify that your bank or credit
           exchange."                       union is a member of the Automated
                                            Clearing House (ACH) system.

                                          - Complete the "Invest-By-Phone" and
                                            "Bank Information" sections on your
                                            account application.

                                          - Call Signature Services to verify
                                            that these features are in place on
                                            your account.

                                          - Tell the Signature Services
                                            representative the fund name, your
                                            share class, your account number,
                                            the name(s) in which the account is
                                            registered and the amount of your
                                            investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."
--------------------------------------------------------------------------------

18 YOUR ACCOUNT

================================================================================
SELLING SHARES
================================================================================
           DESIGNED FOR                   TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
[A graphic image of the back of an
 envelope.]
           - Accounts of any type.        - Write a letter of instruction or
                                            complete a stock power indicating
           - Sales of any amount.           the fund name, your share class,
                                            your account number, the name(s) in
                                            which the account is registered and
                                            the dollar value or number of shares
                                            you wish to sell.

                                          - Include all signatures and any
                                            additional documents that may be
                                            required (see next page).

                                          - Mail the materials to Signature
                                            Services.

                                          - A check will be mailed to the
                                            name(s) and address in which the
                                            account is registered, or otherwise
                                            according to your letter of
                                            instruction.

BY PHONE
[A graphic image of a telephone.]
           - Most accounts.               - For automated service 24 hours a day
                                            using your touch-tone phone, call
           - Sales of up to $100,000.       the EASI-Line at 1-800-338-8080.

                                          - To place your order with a
                                            representative at John Hancock
                                            Funds, call Signature Services
                                            between 8 A.M. and 4 P.M. Eastern
                                            Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
[A graphic image of a jagged white
arrow outlined in black that points
upwards at a 45 degree angle.]
           - Requests by letter to sell   - Fill out the "Telephone Redemption"
             any amount (accounts of        section of your new account
             any type).                     application.

           - Requests by phone to sell    - To verify that the telephone
             up to $100,000 (accounts       redemption privilege is in place on
             with telephone redemption      an account, or to request the forms
             privileges).                   to add it to an existing account,
                                            call Signature Services.

                                          - Amounts of $1,000 or more will be
                                            wired on the next business day. A $4
                                            fee will be deducted from your
                                            account.

                                          - Amounts of less than $1,000 may be
                                            sent by EFT or by check. Funds from
                                            EFT transactions are generally
                                            available by the second business
                                            day. Your bank may charge a fee for
                                            this service.

BY EXCHANGE
[A graphic image of a white arrow
outlined in black that points to the
right above a black arrow that points
to the left.]

           - Accounts of any type.        - Obtain a current prospectus for the
                                            fund into which you are exchanging
           - Sales of any amount.           by calling your financial
                                            representative or Signature
                                            Services.

                                          - Call Signature Services to request
                                            an exchange.

--------------------------------------------------------------------------------
Address
John Hancock Signature Services, Inc.
P.O. Box 9116  Boston, MA  02205-9116

Phone
1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 19

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-  your address of record has changed within the past 30 days

-  you are selling more than $100,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

-  a broker or securities dealer

-  a federal savings, cooperative or other type of bank

-  a savings and loan or other thrift institution

-  a credit union

-  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

=========================================================[A graphic image of the back of an envelope.]
SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS

=========================================================
Owners of individual, joint, sole             - Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general partner       - On the letter, the signatures
accounts.                                       and titles of all persons
                                                authorized to sign for the
                                                account, exactly as the account
                                                is registered.

                                              - Signature guarantee if
                                                applicable (see above).

Owners of corporate or association            - Letter of instruction.
accounts.
                                              - Corporate resolution, certified
                                                within the past 90 days.

                                              - On the letter and the
                                                resolution, the signature of
                                                the person(s) authorized to
                                                sign for the account.

                                              - Signature guarantee if
                                                applicable (see above).

Owners or trustees of trust accounts.         - Letter of instruction.

                                              - On the letter, the signature(s)
                                                of the trustee(s).

                                              - If the names of all trustees
                                                are not registered on the
                                                account, please also provide a
                                                copy of the trust document
                                                certified within the past 60
                                                days.

                                              - Signature guarantee if
                                                applicable (see above).

Joint tenancy shareholders whose              - Letter of instruction signed by
co-tenants are deceased.                        surviving tenant.

                                              - Copy of death certificate.

                                              - Signature guarantee if
                                                applicable (see above).

Executors of shareholder estates.             - Letter of instruction signed by
                                                executor.

                                              - Copy of order appointing
                                                executor.

                                              - Signature guarantee if
                                                applicable (see above).

Administrators, conservators, guardians       - Call 1-800-225-5291 for
and other sellers or account types not          instructions.
listed above.

20 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, Signature Services is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to that of the new fund if the new fund's rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may change or cancel its exchange privilege at any time, upon 60 days' notice to its shareholders. A fund may also refuse any exchange order.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten calendar days after the purchase.

ELIGIBILITY BY STATE You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
-  after any changes of name or address of the registered owner(s)
-  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally distribute most or all of their net earnings in the form of dividends.

Income dividends are typically paid quarterly, and capital gains dividends, if any, are typically paid annually.

                                                                 YOUR ACCOUNT 21

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

-  Complete the appropriate parts of your account application.
- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payment or periodic withdrawals from your account. To establish:

-  Make sure you have at least $5,000 worth of shares in your account.
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

22 YOUR ACCOUNT

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

HOW THE FUNDS ARE ORGANIZED Each John Hancock growth and income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth and income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[A flow chart that contains 8 rectangular-shaped boxes and illustrates the hierarchy of how the funds are organized. Within the flowchart, there are 5 tiers. The tiers are connected by shaded lines.

Shareholders represent the first tier. There is a shaded vertical arrow on the left-hand side of the page. The arrow has arrowheads on both ends and is contained within two horizontal, shaded lines. This is meant to highlight tiers two and three which focus on Distribution and Shareholder Services.

Financial Services Firms and their Representatives are shown on the second tier. Principal Distributor and Transfer Agent are shown on the third tier.

A shaded vertical arrow on the right-hand side of the page denotes those entities involved in the Asset Management. The arrow has arrowheads on both ends and is contained within two horizontal, shaded lines. This fourth tier includes the Investment Adviser and Subadvisers and the Custodian.

The fifth tier contains the Trustees.]


                                                                 FUND DETAILS 23

ACCOUNTING COMPENSATION The funds compensate the adviser for performing tax and financial management services. Annual compensation for 1996 is not expected to exceed 0.02% of each fund's average net assets.

PORTFOLIO TRADES In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

INVESTMENT GOALS Except for Growth and Income Fund, Sovereign Balanced Fund and Utilities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION All of the growth and income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
CLASS B UNREIMBURSED DISTRIBUTION EXPENSES(1)
--------------------------------------------------------------------------------
                             UNREIMBURSED      AS A % OF
 FUND                          EXPENSES        NET ASSETS
 Growth and Income           $3,997,564          3.24%

 Independence Equity         $  227,836          4.18%

 Sovereign Balanced          $3,097,061          3.72%

 Sovereign Investors         $1,907,573          1.00%

 Special Value               $  807,110          7.50%

 Utilities                   $1,584,645          3.41%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

INITIAL COMPENSATION Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

ANNUAL COMPENSATION Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial Services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



24 FUND DETAILS

-----------------------------------------------------------------------------------------------------------------------------
CLASS A INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
                                                        MAXIMUM
                               SALES CHARGE             REALLOWANCE              FIRST YEAR             MAXIMUM
                               PAID BY INVESTORS        OR COMMISSION            SERVICE FEE            TOTAL COMPENSATION(1)
                               (% of offering price)    (% of offering price)    (% of net investment)  (% of offering price)
Up to $49,999                  5.00%                    4.01%                    0.25%                  4.25%
$ 50,000 - $ 99,999            4.50%                    3.51%                    0.25%                  3.75%
$100,000 - $249,999            3.50%                    2.61%                    0.25%                  2.85%
$250,000 - $499,999            2.50%                    1.86%                    0.25%                  2.10%
$500,000 - $999,999            2.00%                    1.36%                    0.25%                  1.60%
REGULAR INVESTMENTS OF
$1 MILLION OR MORE
First $1M - $4,999,999          --                      0.75%                    0.25%                  1.00%
Next $1 - $5M above that        --                      0.25%                    0.25%                  0.50%
Next $1 and more above that     --                      0.00%                    0.25%                  0.25%
WAIVER INVESTMENTS(2)           --                      0.00%                    0.25%                  0.25%
-----------------------------------------------------------------------------------------------------------------------------
CLASS B INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
                                                        MAXIMUM
                                                        REALLOWANCE              FIRST YEAR             MAXIMUM
                                                        OR COMMISSION            SERVICE FEE            TOTAL COMPENSATION
                                                        (% of offering price)    (% of net investment)  (% of offering price)
All amounts                                             3.75%                    0.25%                  4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth and income fund will be positive over any period of time.

--------------------------------------------------------------------------------

TYPES OF INVESTMENT RISK

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

- HEDGED When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

- SPECULATIVE To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

MANAGEMENT RISK The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK The risk of losses directly attributable to government or political actions of any sort.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

ANALYSIS OF FUNDS WITH 5% OR MORE IN JUNK BONDS(1)

      QUALITY RATING
      (S&P/MOODY'S)(2)        SOVEREIGN BALANCED FUND
INVESTMENT-GRADE BONDS

      AAA/Aaa                 16.0%

      AA/Aa                    2.2%

      A/A                      6.8%


      BBB/Baa                  5.7%

JUNK BONDS

      BB/Ba                    3.5%

      B/B                      5.3%

      CCC/Caa                  0.0%

      CC/Ca                    0.0%

      C/C                      0.0%

      % OF PORTFOLIO IN BONDS 39.5%

-   Rated by Standard & Poor's or Moody's
(1) Data as of fund's last fiscal year end.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


26  FUND DETAILS

--------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10 Percent of total assets (italic type)

10 Percent of net assets (roman type)

+  No policy limitation on usage; fund may be using currently

*  Permitted, but has not typically been used

-- Not permitted

                                                      GROWTH
                                                       AND        INDEPENDENCE     SOVEREIGN    SOVEREIGN      SPECIAL
                                                      INCOME         EQUITY        BALANCED     INVESTORS      VALUES      UTILITIES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES

BORROWING; REVERSE REPURCHASE AGREEMENTS
The borrowing of money from banks
or through reverse repurchase
agreements. Leverage, credit risks.                    33.3           33.3             33             --         33.3        33.3

REPURCHASE AGREEMENTS  The purchase of
a security that must later be sold back
to the issuer at the same price plus
interest. Credit risk.                                    +              +              +              +            +           +

SECURITIES LENDING  The lending of
securities to financial institutions,
which provide cash or government securities
as collateral. Credit risk.`                             33           33.3           33.3           33.3         33.3        33.3

SHORT SALES The selling of securities
which have been borrowed on the
expectation that the market price will drop.

-  Hedged. Hedged leverage, market,
   correlation, liquidity, opportunity risks.            --             *              *               *            *           *

-  Speculative. Speculative leverage, market,
   liquidity risks.                                      --             *             --              --            *          --

SHORT-TERM TRADING  Selling a security soon
after purchase. A portfolio engaging in short-term
trading will have higher turnover and transaction
expenses.  Market risk.                                   +             +              +               +            +           +

SHORT-TERM TRADING will have higher turnover
and transaction expenses.  Market risk.                   +             +              +               +            +           +

WHEN-ISSUED SECURITIES AND FORWARD
COMMITMENTS  The purchase or sale of
securities for delivery at a future date;
market value may change before delivery.
Market, opportunity, leverage risks.                      +             +              +               +            +           +
------------------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES

NON-INVESTMENT-GRADE DEBT SECURITIES Debt
securities rated below BBB/Baa are
considered junk bonds. Credit, market,
interest rate, liquidity, valuation and
information risks.                                        5            --             25               5           --          --

FOREIGN SECURITIES  Securities issued by
foreign companies, as well as American
or European depository receipts, which are
dollar-denominated securities typically
issued by American or European banks and
are based on ownership of securities issued
by foreign companies. Market, currency,
information, natural event, political risks.             35             +             35               *           50          25

RESTRICTED AND ILLIQUID SECURITIES  Securities
not traded on the open market.  May include
illiquid Rule 144A securities. Liquidity,
valuation, market risks.                                 10            15             15              15           15          15
------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED DERIVATIVE SECURITIES

FINANCIAL FUTURES AND OPTIONS; SECURITIES
AND INDEX OPTIONS Contracts involving
the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.

- Futures and related. Interest rate, currency,
  market, hedged or speculative leverage,
  correlation, liquidity, opportunity risks.              +             *              +              --            +           *

- Options on securities and indices. Interest
  rate, currency, market, hedged or speculative
  leverage, correlation, liquidity, credit,
  opportunity risks.                                     10(1)          l              5(1)            5(1)         5(1)        *

CURRENCY CONTRACTS Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

-  Hedged. Currency, hedged leverage, correlation,
   liquidity, opportunity risks.                          +            --              +              --            +           +

-  Speculative. Currency, speculative leverage,
   liquidity risks.                                      --            --             --              --           --          --

(1) Applies to purchased options only.




                                                                 FUND DETAILS 27

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth and income funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual/ semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semi-annual report or the SAI, please write or call:

John Hancock Signature Services, Inc.
P.O. Box 9116
Boston, MA 02205-9116
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713

[John Hancock's graphic logo. A circle, diamond, triangle and a cube.] JOHN HANCOCK FUNDS
A GLOBAL INVESTMENT MANAGEMENT FIRM

101 Huntington Avenue
Boston, Massachusetts 02199-7603
[John Hancock Script Logo]             [Copyright] 1996 John Hancock Funds, Inc.
                                                                      GINPN 1/97